Derivative Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments
(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

[1]	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
[2]	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
[3]	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

[1]	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
[2]	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.